Consolidated Statements of Profit or Loss - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues		€ 18,976.7	€ 482.3	€ 108.6
Cost of sales		(2,911.5)	(59.3)	(17.4)
Research and development expenses		(949.2)	(645.0)	(226.5)
Sales and marketing expenses		(50.4)	(14.5)	(2.7)
General and administrative expenses		(285.8)	(94.0)	(45.5)
Other operating expenses		(94.4)	(2.4)	(0.7)
Other operating income		598.4	250.5	2.7
Operating income / (loss)		15,283.8	(82.4)	(181.5)
Finance income		67.7	1.6	4.1
Finance expenses	[1]	(305.1)	(65.0)	(2.0)
Profit / (loss) before tax		15,046.4	(145.8)	(179.4)
Income taxes		(4,753.9)	161.0	0.2
Profit / (loss) for the period		10,292.5	15.2	(179.2)
Attributable to:
Equity holders of the parent		10,292.5	15.2	(179.1)
Non-controlling interests		0.0	0.0	(0.1)
Profit / (loss) for the period		€ 10,292.5	€ 15.2	€ (179.2)
Earnings per share
Basic profit/(loss) for the period per share (in euros per share)	[2]	€ 42.18	€ 0.06	€ (0.85)
Diluted profit/(loss) for the period per share (in euros per share)	[2]	€ 39.63	€ 0.06	€ (0.85)
Research & development revenues
Revenues
Total revenues		€ 102.7	€ 178.8	€ 84.4
Commercial revenues
Revenues
Total revenues		18,874.0	303.5	24.2
Cost of sales		€ (2,911.5)	€ (59.3)	€ (17.4)

[1]	Finance expenses disclosed separately in prior periods have been condensed. Please refer to Note 7.8 for further details on finance expenses.
[2]	Capital increase due to 1:18 share split occurred on September 18, 2019. Retroactive effect is reflected in number of shares which relate to the period before the share split.